Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses recognized [Abstract]
Salaries and benefits	$ 264,005	$ 272,092	$ 235,345
Pensions - defined benefit plans	10,949	13,224	17,790
Employee benefits expense	274,954	285,316	$ 253,135
Long-term [Abstract]
Employee benefits	77,390	84,652
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	3,012	5,189
Actuarial (loss) gain net of taxes	5,917	21,785
Pensions and Seniority Premiums [Member]
Long-term [Abstract]
Employee benefits	53,714	69,738
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 23,676	$ 14,914